RELATED PARTY TRANSACTIONS - Schedule of Significant Related Party Transactions (Parenthetical) (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 USD ($)
EHY Construction and Engineering Company Limited [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Contractual term	3 years
Aggregate contract amount	$ 16,362		$ 23,042
EHY Construction and Engineering Company Limited [Member] | Maximum [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Aggregate contract amount	$ 77,032	$ 600,000,000
Subsidiary of MECOM Power and Construction Limited [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Share percentage holding by chief executive officer	20.00%	20.00%